Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ²			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn ¹ ²			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-13

CIK # Not Applicable

		HUD	893	$106,577,929.22	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	184	$21,389,220.30	20.07%	511	$56,382,845.55	52.90%	0	$0.00	0.00%
Total			893	$106,577,929.22	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	184	$21,389,220.30	20.07%	511	$56,382,845.55	52.90%	0	$0.00	0.00%

¹	As disclosed in Q42014 filing 695 assets were reported in Dispute. As of 3/31/2015, 184 of the assets continue to be in Dispute; 511 of the assets were Withdrawn as the seller and purchaser resolved the outstanding issues.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.